Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Summary Of Significant Accounting Policies
Basis of Consolidation

3.2.	Basis of consolidation

The financial statements of the Group consolidates results of the Company and entities controlled by the Company and its subsidiary undertakings. Control exists when the Company, directly or indirectly, has existing rights that give the Company the current ability to direct the activities which affect the entity’s returns; the Company is exposed to or has rights to a return which may vary depending on the entity’s performance; and the Company has the ability to use its powers to affect its own returns from its involvement with the entity.

Unrealized gains on transactions within the Group are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Group.

Business combinations are accounted for under the purchase method. The purchase method involves the recognition at fair value of all identifiable assets and liabilities, including contingent liabilities of the subsidiary, at the acquisition date, regardless of whether or not they were recorded in the financial statements of the subsidiary prior to acquisition. On initial recognition, the assets and liabilities of the subsidiary are included in the consolidated statement of financial position at their fair values. Transaction costs that the company incurs in connection with a business combination such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred. Goodwill is stated after separating out identifiable intangible assets. Goodwill represents the excess of acquisition cost over the fair value of the Group’s share of the identifiable net assets of the acquired subsidiary at the date of acquisition.

Changes in controlling interest in a subsidiary that do not result in gaining or losing control are not business combinations as defined by IFRS 3. The Group adopts the “equity transaction method” which regards the transaction as a realignment of the interests of the different equity holders in the Group. Under the equity transaction method an increase or decrease in the Group’s ownership interest is accounted for as follows:

•	the non-controlling component of equity is adjusted to reflect the non-controlling interest revised share of the net carrying value of the subsidiaries net assets;
•	the difference between the consideration received or paid and the adjustment to non-controlling interests is debited or credited to a different component of equity — merger reserves;
•	no adjustment is made to the carrying amount of goodwill or the subsidiaries’ net assets as reported in the consolidated financial statements; and
•	no gain or loss is reported in the consolidated statements of income.

Loss of control policy

When a change in the Group’s ownership interest in a subsidiary results in a loss of control over the subsidiary, the assets and liabilities of the subsidiary including any goodwill are derecognized and a gain or loss arising thereto is accounted within Statement of Income. Amounts previously recognized in other comprehensive income in respect of that entity are also reclassified to Statement of Income.

Segment Reporting
3.3.	Segment reporting

IFRS 8 Operating Segments (“IFRS 8”) requires operating segments to be identified on the same basis as is used internally for the review of performance and allocation of resources by the Group’s chief operating decision maker, which is the Group’s CEO and MD. The revenues of films are earned over various formats; all such formats are functional activities of filmed entertainment and these activities take place on an integrated basis. The management team reviews the financial information on an integrated basis for the Group as a whole. The management team also monitors performance separately for individual films for at least 12 months after the theatrical release. Certain resources such as publicity and advertising, and the cost of a film are also reviewed globally.

Eros has identified four geographic areas, consisting of its main geographic areas (India, North America and Europe), together with the rest of the world.

Revenue
3.4.	Revenue

Effective April 1, 2018, the Group has applied IFRS 15 ‘Revenue from Contracts with Customers’ which establishes a comprehensive framework for determining whether, how much and when revenue is to be recognized. IFRS 15 replaces IAS 18 ‘Revenue’, IAS 11 ‘Construction Contracts’ and several certain revenue related interpretations. The new Standard has been applied retrospectively without restatement, with the cumulative effect of initial application recognised as an adjustment to the opening balance of retained earnings at April 1, 2018. In accordance with the transition guidance, IFRS 15 has only been applied to contracts that are incomplete as at April 1, 2018. The comparative information continues to be reported under IAS 18 and IAS 11. Refer note 3.4 – Summary of Significant accounting policies – Revenue recognition in the Annual report of the Group for the year ended March 31, 2018, for revenue recognition policy as per IAS 18 and IAS 11. Refer note 39 for analysis of the impact of adoption of the standard on the financial statements of the Group.

To determine whether to recognise revenue, the Group follows a 5-step process:

a)	Identifying the contract with a customer
b)	Identifying the performance obligations
c)	Determining the transaction price
d)	Allocating the transaction price to the performance obligations
e)	Recognising revenue when/as performance obligation(s) are satisfied

Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration which the Group expects to receive in exchange for those products or services. To ensure collectability of such consideration and financial stability of the counterparty, the Group performs certain standard Know Your Client (KYC) procedures based on their geographic locations and evaluates trend of past collection from such locations.

Revenue is measured based on the transaction price, which is the consideration, adjusted for any discounts and incentives, if any, as specified in the contract with the customer. Revenue also excludes taxes collected from customers. In case of revenues which are subject to change, the Group estimates the amount to be received using the “most likely amount” approach, or the “expected value” approach, as appropriate. This amount is then included in the Group’s estimate of the transaction price only if it is highly probable that a significant reversal of revenue will not occur once any uncertainty surrounding the bonus is resolved. In making this assessment the Group considers its historical performance on similar contracts.

The Group recognises contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as other liabilities in the statement of financial position (see Note 25). Similarly, if the Group satisfies a performance obligation before it receives the consideration, the Group recognises either a contract asset or a receivable in its statement of financial position, depending on whether something other than the passage of time is required before the consideration is due

The following criteria apply in respect of various revenue streams within filmed entertainment:

•	In arrangements for theatrical distribution, contracted minimum guarantees are recognized on the theatrical release date. The Group’s share of box office receipts in excess of the minimum guarantee is recognized at the point as the box office receipts gets accrued.
•	In arrangements for television syndication, license fees received in advance which do not meet all the above criteria, including commencement of the availability for broadcast under the terms of the related licensing agreement, are included in contract liability until the criteria for recognition is met. Further in arrangements where the license fees received in advance is for a period of 12 months or more from the commencement, the company computes significant discounting component at imputed rate of interest on advances received and recognizes within net finance cost in the statement of income. Accumulated contract liability (deferred revenue) is recognized upon commencement of availability for broadcast.
•	In arrangements for catalogue sales, the Group recognizes revenue if revenue recognition criteria’s such as a valid sales contract exists, all content is delivered and the customer start generating economic benefits from them, the Group is reasonably certain on collectability, and the Group’s contractual obligations are complete and are met. Considering the arrangement with catalogue customers provide for a contractual deferred payment terms up to a year and in many cases the payments often fall behind contractual terms, revenues from catalogue sales are recognized net of financing component calculated at imputed market rate of interest on the gross receivables. The re-measurement of such financing period at each balance sheet date and related gains or losses is recognized within administrative costs in the Statement of Income. The unwinding of the such discount is recognized using effective interest rate within net finance cost in the Statement of Income.
•	Digital and ancillary media revenues are recognized at the earlier of when the content is accessed or declared. Fees received for access to the specified and unspecified future content through digital and ancillary media, including usage of over-the-top platform developed by the Group, is recognized on straight line basis over the period of the service contract. Billing in excess of the revenue recognized is shown as contract liability
•	DVD, CD and video distribution revenue is recognized on the date the product is delivered or if licensed in line with the above criteria. Visual effects, production and other fees for services rendered by the Group and overhead recharges are recognized in the period in which they are earned and in certain cases, the stage of production is used to determine the proportion recognized in the period.

Goodwill

3.5.	Goodwill

Goodwill represents the excess of the consideration transferred in a business combination over the fair value of the Group’s share of the identifiable net assets acquired. Goodwill is carried at cost less accumulated impairment losses. Gain on bargain purchase is recognized immediately after acquisition in the consolidated statement of income.

Intangible Assets

3.6.	Intangible assets

Intangible assets acquired by the Group are stated at cost less accumulated amortization less impairment loss, if any, except those acquired as part of a business combination, which are shown at fair value at the date of acquisition less accumulated amortization less impairment loss, if any (Film production cost and content advances are transferred to film and content rights at the point at which content is first exploited). “Eros” (the “Trade name”) is considered to have an indefinite life because of the institutional nature of the corporate brand name, its proven ability to maintain market leadership and the Group’s commitment to develop, enhance and retain its value. The carrying value is reviewed at least annually for impairment and adjusted to recoverable amount if required.

Content

Investments in films and associated rights, including acquired rights and distribution advances in respect of completed films, are stated at cost less amortization less provision for impairment. Costs include production costs, overhead and capitalized interest costs net of any amounts received from third party investors. A charge is made to write down the cost of completed rights over the estimated useful lives, writing off more in year one which recognizes initial income flows and then the balance over a period of up to nine years, except where the asset is not yet available for exploitation. The average life of the assets is the lesser of 10 years or the remaining life of the content rights. The amortization charge is recognized in the consolidated statement of income within cost of sales. The determination of useful life is based upon management’s judgment and includes assumptions on the timing and future estimated revenues to be generated by these assets, which are summarized in Note 38.3.

Others

Other intangible assets, which comprise internally generated and acquired software used within the Group’s digital, home entertainment and internal accounting activities, are stated at cost less amortization less provision for impairment. A charge is made to write down the cost of completed rights over the estimated useful lives except where the asset is not yet available for exploitation. The average life of below intangible assets ranges from 3-6 years. The amortization charge is recognized in the consolidated statements of income within administrative expenses as stated below:

	Life of asset	Rate of amortization % straight line per annum
Information technology assets	3 years	33
Other intangibles	3 - 6 years	17 - 33

Subsequent expenditure

Expenditure on capitalized intangible assets subsequent to the original expenditure is included only when it increases the future economic benefits embodied in the specific asset to which it relates.

Information technology assets

An internally generated intangible asset arising from the Group’s software development activities that is expected to be completed is recognized only if all the following criteria are met:

·	an asset is created that can be identified (such as software and new processes);
·	it is probable that the asset created will generate future economic benefits; and
·	the development cost can be measured reliably.

When these criteria are met and there are appropriate resources to complete development, the expenditure is capitalized at cost. Where these criteria are not met development expenditure is recognized as an expense in the period in which it is incurred. Internally generated intangible assets are amortized over their useful economic life from the date that they start generating future economic benefits.

Impairment Testing of Goodwill, Other Intangible Assets and Property and Equipment
3.7.	Impairment testing of goodwill, other intangible assets and property and Equipment

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). As a result, some assets are tested individually for impairment and some are tested at the cash-generating unit level. Goodwill is allocated to those cash-generating units that are expected to benefit from synergies of the related business combination and represent the lowest level within the Group at which Management monitors the related cash flows.

Goodwill and Trade names are tested for impairment at least annually. All other individual assets or cash-generating units are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Management believes that due to change in the key assumptions with respect to volume growth and discount rate has resulted into impairment of Goodwill and Trade name.

An impairment loss is recognized for the amount by which the asset’s or cash-generating unit’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of fair value, reflecting market conditions less costs to sell, and value in use based on an internal discounted cash flow evaluation. Impairment losses recognized for cash-generating units, to which goodwill has been allocated, are credited initially to the carrying amount of goodwill. Any remaining impairment loss is charged pro rata to the other assets in the cash generating unit.

Film and content rights are stated at the lower of unamortized cost and estimated recoverable amounts. In accordance with IAS 36 Impairment of Assets, film content costs are assessed for indication of impairment on a library basis as the nature of the Group’s business, the contracts it has in place and the markets it operates in do not yet make an ongoing individual film evaluation feasible with reasonable certainty. Impairment losses on content advances are recognized when film production does not seem viable and refund of the advance is not probable.

With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist.

Property and Equipment

3.8.	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment. Land and freehold buildings are shown at what Management believes to be their fair value, based on, among other things, periodic but at least triennial valuations by an external independent valuer, less subsequent depreciation for freehold buildings.

Any accumulated depreciation at the date of revaluation is eliminated against the gross carrying amount of the asset and the net amount is restated to the revalued amount. Increases in the carrying amount arising on revaluation of freehold land and buildings are credited to other reserves in shareholders’ equity through other comprehensive income. Decreases that offset previous increases are charged against other reserves.

Depreciation is provided to write-off the cost of all property and equipment to their residual value as stated below:

	Life of Asset	Rate of depreciation % WDV per annum
Freehold building	60 years	2-10
Furniture and fittings and equipment	5 years	15-20
Vehicles and machinery	3-5 years	20-30

Material residual value estimates are updated as required, but at least annually, whether or not the asset is revalued.

Advance paid towards the acquisition or improvement of property and equipment not ready for use before the reporting date are disclosed as capital work-in-progress.

Inventories

3.9.	Inventories

Inventories primarily comprise of music CDs and DVDs, and are valued at the lower of cost and net realizable value. Cost in respect of goods for resale is defined as purchase price, including appropriate labor costs and other overhead costs. Costs in respect of raw materials is purchase price.

Purchase price is assigned using a weighted average basis. Net realizable value is defined as anticipated selling price or anticipated revenue less cost to completion.

Cash and Cash Equivalents

3.10.	Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks, other short-term highly liquid investments which are readily convertible into known amounts of cash and are subject to insignificant risk of changes in value. Bank overdrafts are shown within “Borrowings” in “Current liabilities” on the statement of financial position.

Restricted Deposits held with Banks
3.11.	Restricted deposits held with banks
Deposits held with banks as security for overdraft facilities are included in restricted deposits held with bank.
Financial Instruments

3.12.	Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. The impact of adoption of IFRS 9 “Financial Instruments” on classification as of April 1, 2018 and March 31, 2019 is explained in note 39.

i.	Recognition, initial measurement and derecognition

Financial assets and liabilities are recognised when the Group becomes a party to the contractual provisions of the instrument. Financial assets and liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value measured on initial recognition of financial assets or financial liability.

The transaction costs directly attributable to the acquisition of financial assets and financial liabilities at fair value through profit and loss are immediately recognised in the Consolidated Statement of Income.

A financial asset is primarily derecognised (i.e. removed from the Group’s statement of financial position) when:

a)	The rights to receive cash flows from the asset have expired, or
b)	The Group has transferred its rights to receive cash flows under an eligible transaction.

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires.

ii.	Classification

For the purpose of subsequent measurement, financial assets are classified into the following categories upon initial recognition:

•	Debt instruments at amortised cost
•	Debt instruments at fair value through other comprehensive income (FVTOCI)
•	Debt instruments, derivatives and equity instruments at fair value through profit or loss (FVTPL)
•	Equity instruments measured at fair value through other comprehensive income (FVTOCI)
•	Equity instruments measured at fair value profit or loss (FVTPL)

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

Debt instruments at amortised cost

A ‘debt instrument’ is measured at the amortised cost if both the following conditions are met:

1.	The asset is held within a business model whose objective is to hold assets for collecting contractual cash flows, and
2.	Contractual terms of the asset give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

After initial measurement, such financial assets are subsequently measured at amortised cost using the effective interest rate (the “EIR”) method. The effective interest rate is the rate that exactly discounts future cash receipts or payments through the expected life of the financial instrument, or where appropriate, a shorter period.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included in finance income/other income in the Consolidated Statement of Income . The losses arising from impairment are recognised in the Consolidated Statement of Income .

Debt instruments at fair value through other comprehensive income

A ‘debt instrument’ is classified as at the FVTOCI if both of the following criteria are met:

1.	The objective of the business model is achieved both by collecting contractual cash flows and selling the financial assets, and
2.	The asset’s contractual cash flows represent SPPI.

Debt instruments at fair value through profit or loss

FVTPL is a residual category for debt instruments. Any debt instrument, which does not meet the criteria for categorization as at amortized cost or as FVTOCI, is classified as at FVTPL.

Equity instruments

All equity investments in scope of IFRS 9 are measured at fair value. Equity instruments which are held for trading are classified as at FVTPL with all changes recognised in the Consolidated Statement of Income

For all other equity instruments, the Group may make an irrevocable election to present in OCI, the subsequent changes in the fair value. The Group makes such election on an instrument-by-instrument basis. If the Group decides to classify an equity instrument as at FVTOCI, then all fair value changes on the instrument, excluding dividends and impairment loss, are recognised in OCI. There is no recycling of the amounts from the OCI to the Consolidated Statement of Income , even on sale of the investment. However, the Group may transfer the cumulative gain or loss within categories of equity.

iii.	Impairment of financial assets

In accordance with IFRS 9, the Group applies the expected credit loss (“ECL”) model for measurement and recognition of impairment loss on financial assets and credit risk exposures.

ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the entity expects to receive (i.e., all cash shortfalls), discounted at the EIR of the instrument. Lifetime ECL are the expected credit losses resulting from all possible default events over the expected life of a financial instrument. The 12-month ECL is a portion of the lifetime ECL which results from default events that are possible within 12 months after the reporting date.

The Group follows ‘simplified approach’ for recognition of impairment loss allowance on trade receivables, which do not have a significant financing component as per IFRS 15. Simplified approach does not require the Group to track changes in credit risk. Rather, it recognises impairment loss allowance based on lifetime ECL at each reporting date, right from its initial recognition.

For recognition of impairment loss on other financial assets and risk exposure, the Group determines that whether there has been a significant increase in the credit risk since initial recognition. If credit risk has not increased significantly, 12-month ECL is used to provide for impairment loss. However, if credit risk has increased significantly, lifetime ECL is used. If, in a subsequent period, credit quality of the instrument improves such that there is no longer a significant increase in credit risk since initial recognition, then the entity reverts to recognising impairment loss allowance based on 12-month ECL.

ECL impairment loss allowance (or reversal) recognised during the period is recognised as income/ expense in the Consolidated Statement of Income

iv.	Classification and subsequent measurement of financial liabilities

All financial liabilities are recognised initially at its fair value, adjusted by directly attributable transaction costs.

The measurement of financial liabilities depends on their classification, as described below:

▪	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. The Group does not have any financial liabilities classified at fair value through profit or loss.

▪	Financial liabilities measured at amortised cost

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in the Consolidated Statement of Income when the liabilities are derecognised.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the Consolidated Statement of Income

Derivative Financial Instruments

3.13.	Derivative financial instruments

The Group uses derivative financial instruments (“derivatives”) to reduce its exposure to interest rate movements.

Derivatives are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently re-measured to their fair value at the end of each reporting period. The resulting gain or loss is recognized in consolidated statements of income immediately.

Provisions

3.14.	Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources will be required to settle the obligations and can be reliably measured. Provisions are measured at management’s best estimate of the expenditure required to settle the obligations at the statement of financial position date and are discounted to present value where the effect is material.

Leases

3.15.	Leases

Leases in which significantly all the risks and rewards incidental to ownership are not transferred to the lessee are classified as operating leases. Payments under such leases are charged to the consolidated statements of income on a straight line basis over the period of the lease.

Taxation

3.16.	Taxation

Taxation on profit and loss comprises current income tax and deferred income tax. Tax is recognized in the consolidated statement of income except to the extent that it relates to items recognized directly in equity or other comprehensive income in which case it is recognized in equity or other comprehensive income.

Current income tax is provided at amounts expected to be paid (or recovered) using the tax rates and laws that have been enacted at the reporting date along with any adjustment relating to tax payable in previous years.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is provided at amounts expected to be paid (or recovered) using the tax rates and laws that have been enacted or substantively enacted at the statement of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled in the appropriate territory.

Deferred income tax in respect of undistributed earnings of subsidiaries is recognized except where the Group is able to control the timing of the reversal of the temporary difference and that the temporary difference will not reverse in the foreseeable future. Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which temporary differences can be utilized.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if the Group has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Employee Benefits

3.17.	Employee benefits

The Group operates defined contribution pension plans and healthcare and insurance plans on behalf of its employees. The amounts due are all expensed as they fall due.

In accordance with IFRS 2 “Share Based Payments”, the fair value of shares or options granted is recognized as personnel costs with a corresponding increase in equity. The fair value is measured at the grant date and spread over the period during which the recipient becomes unconditionally entitled to payment unless forfeited or surrendered.

The fair value of share options granted is measured using the Black Scholes model or a Monte-Carlo simulation model, each taking into account the terms and conditions upon which the grants are made. At each statement of financial position date, the Group revises its estimate of the number of equity instruments expected to vest as a result of non-market-based vesting conditions. The amount recognized as an expense is adjusted to reflect the revised estimate of the number of equity instruments that are expected to become exercisable, with a corresponding adjustment to equity reserves. None of the Group plans feature any options for cash settlements.

Upon exercise of share options, the proceeds received net of any directly attributable transaction costs up to the nominal value of the shares are allocated to share capital with any excess being recorded as share premium.

Foreign Currencies

3.18.	Foreign currencies

Transactions in foreign currencies are translated at the rates of exchange prevailing on the dates of the transactions. Monetary assets and liabilities in foreign currencies are translated at the prevailing rates of exchange at the reporting date. Non-monetary items that are measured at historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined.

Any exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were initially recorded are recognized in the income statement in the period in which they arise. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

The assets and liabilities in the financial statements of foreign subsidiaries and related goodwill are translated at the prevailing rate of exchange at the statement of financial position date. Income and expenses are translated at the monthly average rate. The exchange differences arising from the retranslation of the foreign operations are recognized in other comprehensive income and taken in to the “currency translation reserve” in equity. On disposal of a foreign operation the cumulative translation differences (including, if applicable, gains and losses on related hedges) are transferred to the consolidated statement of income as part of the gain or loss on disposal.

Equity Shares

3.19.	Equity shares

Equity shares are classified as equity. The Group defers costs in issuing or acquiring its own equity instruments to the extent they are incremental costs directly attributable to an equity transaction that otherwise would have been avoided.  Such costs are accounted for as a deduction from equity (net of any related income tax benefit) upon completion of the equity transaction. The costs of an equity transaction which is abandoned is recognized as an expense.

Earnings Per Share

3.20.	Earnings per share

Basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by considering the impact of the potential issuance of ordinary shares, using the treasury stock method, on the weighted average number of shares outstanding during the period except where the results would be anti-dilutive.

Current/Non-current classification

3.21.	Current/Non-current classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification.

An asset is current when it is:

·	Expected to be realised or intended to sold or consumed in the normal operating cycle (*)
·	Held primarily for the purpose of trading
·	Expected to be realised within twelve months after the reporting period or
·	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

(*) The operating cycle for the business activities of the Group is considered to be twelve months except in case of catalogue sales, which have been ascertained as two years for the purpose of current / non-current classification of assets.

A liability is current when:

·	It is expected to be settled in the normal operating cycle
·	It is held primarily for the purpose of trading
·	It is due to be settled within twelve months after the reporting period or
·	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Group classifies all other liabilities as non-current. Deferred tax assets and liabilities are classified as non-current assets and liabilities.